Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of discount rates [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		€ (340)	€ (298)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		401	367
Actuarial assumption of expected rates of inflation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		113	97
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(107)	(89)
Actuarial assumption of expected rates of salary increases [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		23	21
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(22)	(20)
Actuarial assumption of life expectancy after retirement [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	[1]	€ 90	€ 65

[1]	The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.